Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 CAD ($)
Reconciliation Of Changes In Fair Value Measurement Assets Liabilities [Abstract]
Fair Value of Contracts, Beginning of Year	$ 160
Fair Value of Contracts Realized During the Period	33
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Period	(181)
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(6)
Fair Value of Contracts, End of Period	$ 6